Document and Entity Information	0 Months Ended
Jan. 28, 2013
Document And Entity Information
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	SECURITY LARGE CAP VALUE FUND/KS/
Central Index Key	0000088565
Amendment Flag	false
Trading Symbol	SLCVF
Document Creation Date	Jan. 25, 2013
Document Effective Date	Jan. 28, 2013
Prospectus Date	Jan. 28, 2013